Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement

5. Fair Value Measurement

We present fair value measurements and disclosures applicable to both our financial and nonfinancial assets and liabilities that are measured and reported on a fair value basis. Our financial instruments that are subject to fair value disclosures consist of cash and cash equivalents, accounts receivable, accounts payable, derivative instruments and long-term debt. At December 31, 2011, the carrying values of all these financial instruments, except the long-term debt with fixed interest rates, approximated their fair value. The fair value of floating-rate debt approximates the carrying amount because the interest rates paid are based on short-term maturities. The fair value of our fixed-rate debt is estimated based on the published market prices for the same or similar issues. As of December 31, 2011, the fair value of our fixed-rate debt was $303.0 million.

Authoritative accounting literature requires fair value measurements to be classified and disclosed in one of the following three categories:

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Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Level 1 inputs generally provide the most reliable evidence of fair value.

•	Level 2: Quoted prices in markets that are not active or inputs, which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

Nonrecurring Fair Value Measurements

We completed the Middle Fork acquisition on January 25, 2011. See Note 3, “Acquisitions,” for a description of this acquisition. In connection with our accounting for this acquisition, it was necessary for us to estimate the values of the assets acquired and liabilities assumed, which involved the use of various assumptions. The most significant assumptions, and the ones requiring the most judgment, involved the estimated fair value of coal minerals and oil and gas royalties along with the related pricing and production activities. The coal minerals acquisition included nonfinancial assets and liabilities that were measured at fair value as of the acquisition date. The total purchase price allocation was $95.7 million.

During the year, we have made other acquisitions that also required us to estimate the values of assets acquired and liabilities assumed that individually and in the aggregate are not material. The aggregate cost of all other acquisitions was a net $50.8 million.

The following table summarizes the fair value estimates for nonfinancial assets and liabilities measured at fair value on a nonrecurring basis by category as of the acquisition date:

		Fair Value Measurements during 2011, Using
Description	Fair Value Measurements at Acquisition Date	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Middle Fork assets (1)	$97,776	$—	$—	$97,776
Middle Fork liabilities (1)	(2,060)	—	—	(2,060)
Other acquisitions, net (2)	50,787	—	—	50,787

Total	$146,503	$—	$—	$146,503

		Fair Value Measurements during 2010, Using
Description	Fair Value Measurements at Acquisition Date	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Northern Appalachia coal reserves	$9,765	$—	$—	$9,765
Northern Appalachia contingent liability	(2,765)	—	—	(2,765)
Other acquisitions, net (2)	17,876	—	—	17,876

Total	$24,876	$—	$—	$24,876

(1)	The Middle Fork assets and liabilities were acquired on January 25, 2011. A portion of the purchase price allocation, $0.5 million, was paid in 2010 as an escrow payment.
(2)	Other acquisitions were completed during the year and include both the assets acquired and liabilities assumed.

In conjunction with 2010 coal and natural resources acquisitions, it was necessary for us to estimate the values of the assets acquired and liabilities assumed, which involved the use of various assumptions. The most significant assumptions in 2010, and the ones requiring the most judgment, involved the estimated fair values of coal minerals and the timing of permitting and production activities. The coal mineral acquisitions included nonfinancial assets that were measured at fair value during 2010. The total purchase price allocation was $9.8 million. Regarding the coal mineral acquisition, which included contingency payments, the contingent purchase consideration was recorded at its anticipated fair value on the date of acquisition. Any difference between the actual contingent purchase consideration and the original fair value estimate is recorded in earnings when the contingency is eventually resolved. There are three triggering events that can impact contingent purchase consideration. Outside appraisers conducted due diligence with PVR’s Manager of Development for West Virginia Properties, as well as outside parties, to assess the prospects of the various trigger events of permitting, and thereafter milestones of slope and shaft completion and eventually tonnage production rates being realized. Based on discussions with management, and considering that this is a deep mining permit and not the more currently troubled permitting process of mountaintop mining, a success factor of 80% probability was assigned to the permitted phase of purchase consideration. Given that the other two triggering events are clearly linked to the successful permitting event, an 80% factor was applied as well.

Recurring Fair Value Measurements

The following table summarizes the assets and liabilities measured at fair value on a recurring basis and included our derivative financial instruments by categories as of December 31, 2011 and 2010:

		Fair Value Measurements at December 31, 2011, Using
Description	Fair Value Measurements at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities – current	$(1,433)	$—	$(1,433)	$—
Commodity derivative liabilities – current	(10,609)	—	(10,609)	—

Total	$(12,042)	$—	$(12,042)	$—

		Fair Value Measurements at December 31, 2010, Using
Description	Fair Value Measurements at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap liabilities – current	$(7,647)	$—	$(7,647)	$—
Interest rate swap liabilities – noncurrent	(1,037)	—	(1,037)	—
Commodity derivative liabilities – current	(11,869)	—	(11,869)	—
Commodity derivative liabilities – noncurrent	(4,070)	—	(4,070)	—

Total	$(24,623)	$—	$(24,623)	$—

The values of both the Interest Rate Swap and commodity derivatives are presented in the derivative assets and derivative liabilities line items on the consolidated balance sheets.

See Note 6, “Derivative Instruments,” for the effects of these instruments on our consolidated statements of income.

We use the following methods and assumptions to estimate the fair values in the above table:

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Commodity derivative instruments: We utilize collars and swap derivative contracts to hedge against the variability in the fractionation, or frac, spread. We determine the fair values of our commodity derivative agreements based on discounted cash flows based on quoted forward prices for the respective commodities. Each is a level 2 input. We use the income approach, using valuation techniques that convert future cash flows to a single discounted value. See Note 6, “Derivative Instruments.”

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Interest rate swaps: We have entered into the Interest Rate Swaps to establish fixed rates on a portion of the outstanding borrowings under the Revolver. We use an income approach using valuation techniques that connect future cash flows to a single discounted value. We estimate the fair value of the swaps based on published interest rate yield curves as of the date of the estimate. Each is a level 2 input. See Note 6, “Derivative Instruments.”